Chapter 11 - Hemen Convertible Bond (Details) - Convertible Debt - Hermen Convertible Bond - Subsequent Event $ in Millions	Feb. 28, 2022 USD ($)
Debt Instrument [Line Items]
Debt, face amount	$ 50
Conversion rate	5.00%
LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	6.00%